Financial instruments - Summary of Sensitivity Analysis was Based on the Material Assets and Liabilities Exposed to Currencies Fluctuation (Detail)
£ in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	$ 26,519,000						$ 15,264,000	$ 14,052,000	$ 4,120,000
Accounts receivable	131,659,000						108,115,000
Derivative financial instruments - Assets	6,322,000						0
Commitment subject to possible redemption	234,145,000						0
Gross obligation under put option	73,428,000						0
Consideration payable on acquisition	33,187,000						$ 16,437,000
Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	26,519,000
Short term investments	285,855,000
Client funds on deposit	23,639,000
Accounts receivable	131,659,000
Projects Advance	6,640,000
Deposit/guarantee on lease agreement	1,782,000
Long-term investments	35,257,000
Client funds payable	23,639,000
Suppliers	3,256,000
Derivative financial instruments - Assets	6,322,000
Derivative financial instruments - Liability	1,053,000
Commitment subject to possible redemption	234,145,000
Gross obligation under put option	73,428,000
Carried interest allocation	12,450,000
Consideration payable on acquisition	18,157,000
Derivative financial instruments - Liability	21,963,000
Market Risk | Exchange Variation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	1,959,000
Short term investments	745,000
Client funds on deposit	2,364,000
Accounts receivable	2,825,000
Projects Advance	361,000
Deposit/guarantee on lease agreement	139,000
Long-term investments	86,000
Client funds payable	(2,364,000)
Suppliers	(176,000)
Derivative financial instruments - Assets	632,000
Derivative financial instruments - Liability	0
Commitment subject to possible redemption	0
Gross obligation under put option	(7,342,000)
Carried interest allocation	(347,000)
Consideration payable on acquisition	(1,656,000)
Derivative financial instruments - Liability	(908,000)
Net Impact	(3,682,000)
BRL - Brazilian Real | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | R$		R$ 17,890
Short term investments | R$		23,621
Client funds on deposit | R$		0
Accounts receivable | R$		103,337
Projects Advance | R$		17,883
Deposit/guarantee on lease agreement | R$		0
Long-term investments | R$		3,361
Client funds payable | R$		0
Suppliers | R$		2,561
Derivative financial instruments - Assets | R$		32,985
Derivative financial instruments - Liability | R$		0
Commitment subject to possible redemption | R$		0
Gross obligation under put option | R$		383,123
Carried interest allocation | R$		18,085
Consideration payable on acquisition | R$		86,421
Derivative financial instruments - Liability | R$		R$ 47,338
HKD - Hong Kong dollar | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents			$ 8,320
Short term investments			0
Client funds on deposit			0
Accounts receivable			38
Projects Advance			273
Deposit/guarantee on lease agreement			264
Long-term investments			0
Client funds payable			0
Suppliers			300
Derivative financial instruments - Assets			0
Derivative financial instruments - Liability			0
Commitment subject to possible redemption			0
Gross obligation under put option			0
Carried interest allocation			0
Consideration payable on acquisition			0
Derivative financial instruments - Liability			$ 0
CLP - Chilean Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents				$ 10,425,880
Short term investments				2,496,932
Client funds on deposit				20,173,411
Accounts receivable				7,180,833
Projects Advance				864
Deposit/guarantee on lease agreement				957,240
Long-term investments				67,912
Client funds payable				20,173,411
Suppliers				950,438
Derivative financial instruments - Assets				0
Derivative financial instruments - Liability				0
Commitment subject to possible redemption				0
Gross obligation under put option				0
Carried interest allocation				0
Consideration payable on acquisition				0
Derivative financial instruments - Liability				$ 0
COP - Colombian Peso | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents					$ 613,325
Short term investments					0
Client funds on deposit					0
Accounts receivable					105,442
Projects Advance					10,131
Deposit/guarantee on lease agreement					83,079
Long-term investments					0
Client funds payable					0
Suppliers					41,745
Derivative financial instruments - Assets					0
Derivative financial instruments - Liability					0
Commitment subject to possible redemption					0
Gross obligation under put option					0
Carried interest allocation					0
Consideration payable on acquisition					0
Derivative financial instruments - Liability					$ 0
GBP - Pound Sterling | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents | £						£ 2,280
Short term investments | £						0
Client funds on deposit | £						0
Accounts receivable | £						2
Projects Advance | £						120
Deposit/guarantee on lease agreement | £						180
Long-term investments | £						118
Client funds payable | £						0
Suppliers | £						99
Derivative financial instruments - Assets | £						0
Derivative financial instruments - Liability | £						0
Commitment subject to possible redemption | £						0
Gross obligation under put option | £						0
Carried interest allocation | £						0
Consideration payable on acquisition | £						0
Derivative financial instruments - Liability | £						£ 0
United States of America - Dollars | Market Risk
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cash and cash equivalents	6,937,000
Short term investments	278,402,000
Client funds on deposit	0
Accounts receivable	103,411,000
Projects Advance	3,030,000
Deposit/guarantee on lease agreement	393,000
Long-term investments	34,391,000
Client funds payable	0
Suppliers	1,485,000
Derivative financial instruments - Assets	0
Derivative financial instruments - Liability	1,053,000
Commitment subject to possible redemption	234,145,000
Gross obligation under put option	0
Carried interest allocation	8,984,000
Consideration payable on acquisition	1,594,000
Derivative financial instruments - Liability	$ 12,891,000